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Holland & Knight LLP | www.hklaw.com

September 19, 2016

VIA EDGAR

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	Griffin Institutional Access Real Estate Fund, File No. 333-212073

Ladies and Gentlemen:

On behalf of Griffin Institutional Access Real Estate Fund (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, a post-effective amendment to its Registration Statement on Form N-2 pursuant to Rule 486(a) of the Securities Act of 1933, as amended regarding new share classes for the Trust.

If you have any questions concerning this filing, please contact Terrence Davis at 404.817.8531.

Sincerely,

/s/ Holland & Knight LLP

Holland & Knight LLP

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